Note K - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2019	2018	2017
Current tax expense	$1,446	$2,389	$2,579
Deferred tax (benefit) expense	367	(134)	1,907
Total income taxes	$1,813	$2,255	$4,486

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2019	2018
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,364	$1,463
Unrealized loss on securities available for sale	----	568
Deferred compensation	1,700	1,580
Deferred loan fees/costs	110	119
Other real estate owned	4	434
Accrued bonus	204	280
Purchase accounting adjustments	24	61
Net operating loss	115	132
Lease liability	274	----
Other	346	257
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(77)	(80)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	(140)	----
Prepaid expenses	(182)	(191)
Depreciation and amortization	(579)	(656)
Right-of-use asset	(274)	----
Other	----	(3)
Net deferred tax asset	$2,213	$3,288

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2019	2018	2017
Statutory tax	$2,461	$2,982	$4,078
Effect of nontaxable interest	(336)	(352)	(514)
Effect of nontaxable insurance premiums	(212)	(218)	(303)
Income from bank owned insurance, net	(141)	(142)	(230)
Effect of postretirement benefits	54	20	(78)
Effect of nontaxable life insurance death proceeds	----	----	(175)
Impact from TCJA	----	----	1,783
Effect of state income tax	100	33	70
Tax credits	(145)	(217)	(191)
Milton Merger Costs	----	----	4
Other items	32	149	42
Total income taxes	$1,813	$2,255	$4,486